CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

17. CONVERTIBLE REDEEMABLE PREFERRED SHARES

In 2008, the Company issued 150,025 Series A Preferred Shares and 129,000 Series B Preferred Shares for an aggregate purchase price of US$279,025 or US$1,000 per share. In 2009, the Company issued 20,000 Series C Preferred Shares for an aggregate purchase price of US$20,000 or US$1,000 per share. The initial carrying amount of the Series A, Series B and Series C Preferred Shares was measured at their respective issuance price of US$150,025, US$129,000 and US$20,000, net of issuance cost of US$10,569, US$4,134 and US$1,872, respectively.

The Series A, Series B and Series C Preferred Shares were classified as mezzanine equity from their respective issuance date to the closing of the Company’s IPO on January 25, 2010, as these preferred shares were redeemable at the option of the holders on or after an agreed upon date. Upon the listing of the Company’s shares on the New York Stock Exchange on January 25, 2010, all of the issued and outstanding Series A, Series B and Series C Preferred Shares and the related accrued cumulative dividends were automatically converted into ordinary shares.

No cash dividends were declared by the Company on the Series A, Series B and Series C Preferred Shares for the period from January 1, 2010 to January 25, 2010. A cumulative dividend of US$1,989, US$1,412 and US$162 for Series A, Series B and Series C Preferred Shares, respectively, was accrued and recorded as a reduction of income available to ordinary shareholders for the period from January 1, 2010 to January 25, 2010.

Pursuant to the preferred shares subscription agreements, the Series A, Series B and Series C Preferred Shares shall automatically be converted into ordinary shares based on an adjusted conversion price equivalent to 60%, 60% and 70% of the IPO price, respectively, on the date of a qualified IPO. As a result, upon the closing the Company’s IPO on January 25, 2010, (i) the Series A Preferred Shares and related accrued cumulative dividends amounting to US$186,530 were converted in to 63,016,780 ordinary shares at an adjusted conversion price of US$2.96, or 60% of the IPO price of US$4.93; (ii) the Series B Preferred Shares and related accrued cumulative dividends amounting to US$150,355 were converted in to 50,795,457 ordinary shares at an adjusted conversion price of US$2.96, or 60% of the IPO price of US$4.93; and (iii) the Series C Preferred Shares and related accrued cumulative dividends amounting to US$20,518 were converted in to 5,941,613 ordinary shares at an adjusted conversion price of US$3.45, or 70% of the IPO price of US$4.93.

In accordance with ASC subtopic 470-20 (“ASC 470-20”), Debt: Debt with Conversion and Other Options, changes to the conversion terms that would be triggered by future events not controlled by the issuer are accounted for as contingent beneficial conversion features and the intrinsic value of such conversion options would not be recognized until and unless a triggering event occurred. Since the terms of the Series A, Series B and Series C Preferred Shares do not permit the number of shares that would be received upon conversion if an IPO occurs to be calculated at the commitment date, the conversion price adjustment triggered by the occurrence of an IPO was accounted for as a contingent beneficial conversion feature and was recognized upon the Company’s IPO based on the excess number of ordinary shares that would be received upon conversion at the adjusted conversion price over the number of shares that would have been received prior to the occurrence of the contingent event multiplied by the commitment date share price. A contingent beneficial conversion feature of US$6,990, US$5,040 and US$222 was recognized for the Series A, Series B and Series C Preferred Shares, respectively, through a credit to additional paid-in capital on January 25, 2010.

In accordance with ASC 470-20, a discount resulting from the accounting for a beneficial conversion option for convertible instruments that do not have a stated redemption date is amortized from the date of issuance to the earliest conversion date. Since the holders of the Series A, Series B and Series C Preferred Shares can convert the preferred shares anytime after their respective issuance date, the beneficial conversion features of US$6,990, US$5,040 and US$222 for the Series A, Series B and Series C Preferred Shares, respectively, were immediately amortized as a reduction of income available to ordinary shareholders upon their recognition on January 25, 2010.

As of December 31, 2011 and 2012, 6,000,000 preferred shares at par value of US$0.001 per share were authorized and no preferred shares were issued and outstanding.